Subsequent events (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Repayment of debt		$ 53	$ 276	$ 2,246
Subsequent Events | ExWorks
Subsequent Event [Line Items]
Repayment of debt	$ 2,500